LONG-TERM DEPOSITS AND PREPAYMENTS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
LONG-TERM DEPOSITS AND PREPAYMENTS
Deposits paid to airline suppliers		126,190,327	124,565,156
Unamortized debt issuance cost		32,396,007
Deposit paid to lessor		18,413,764	17,172,324
Prepayments for fixed assets		15,499,330
Deposit paid to travel bureau		110,000	110,000
Others		18,008,882	13,513,012
Total	$ 33,806,569	210,618,310	155,360,492